UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.6%

Security	Principal Amount (000’s omitted)	Value
Education — 7.6%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$2,345	$2,378,651
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	1,500	1,670,100
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	624,139
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35	1,745	1,847,013
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,843,726
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,549,515

		$9,913,144

Electric Utilities — 9.7%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$369,808
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,110,160
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Bank of America, N.A.), 1.50%, 7/1/35(2)	3,000	3,000,000
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,386,619
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	3,000	3,395,130
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	737,800
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	565,215

		$12,564,732

Escrowed/Prerefunded — 15.1%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,343,572
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	1,545	1,705,139
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	955	1,053,986
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	620	684,263
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	380	419,387
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	258,775
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	865	962,944
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	1,725	1,895,861
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	513,085
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	5,000	5,439,050
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	570	622,263
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	1,120	1,221,718

Security	Principal Amount (000’s omitted)	Value
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$110	$112,209
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,336,305
South Carolina Transportation Infrastructure Bank, Prerefunded to 10/1/19, 5.25%, 10/1/40	1,000	1,044,260

		$19,612,817

General Obligations — 17.1%
California, 5.00%, 12/1/30	$610	$696,004
California, 5.00%, 10/1/33	2,150	2,464,244
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,757,834
Clark County, NV, 5.00%, 7/1/33	500	553,050
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,153,125
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,221,560
New York, 5.00%, 2/15/34(1)	2,750	2,955,590
New York, NY, 5.00%, 8/1/31	1,850	2,044,084
Oregon, 5.00%, 8/1/36	430	466,971
Washington, 5.00%, 2/1/35(1)	5,250	5,879,895

		$22,192,357

Hospital — 6.7%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$401,458
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	687,508
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,690,833
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,062,880
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	2,500	2,821,575

		$8,664,254

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$617,646

		$617,646

Insured – Electric Utilities — 4.9%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,607,299
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	816,004

		$6,423,303

Insured – Escrowed/Prerefunded — 14.6%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,026,470
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	1,500	1,506,615
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,260,975
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), Prerefunded to 8/15/18, 5.25%, 8/15/47(1)	2,500	2,511,375
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	575,351
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	305	310,517
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	255	260,057
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	290	296,107

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	$210	$218,917
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	530	552,504
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	443,045
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,855,490
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	132,610
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,494,417
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	3,900	3,911,076
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,619,732

		$18,975,258

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$936,143

		$936,143

Insured – Hospital — 1.8%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$2,245	$2,330,130

		$2,330,130

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,390,129

		$1,390,129

Insured – Lease Revenue/Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,260,420

		$1,260,420

Insured – Other Revenue — 1.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,285,011
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,034,800

		$2,319,811

Insured – Special Tax Revenue — 6.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,822,030
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,048,178
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	1,015,206

		$7,885,414

Insured – Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$760	$782,291

		$782,291

Insured – Transportation — 10.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$285,844
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	441,152
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	197,878
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	110,993
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,666,231
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,077,408

Security	Principal Amount (000’s omitted)	Value
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	$1,305	$1,324,836
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,039,560
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	555,287
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,057,441

		$13,756,630

Insured – Water and Sewer — 2.7%
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$105	$105,298
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,289,580
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	256,938
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	217,269
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	266,155
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	215,801
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,097

		$3,571,138

Lease Revenue/Certificates of Participation — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	$2,235	$2,346,214
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,018,810

		$8,365,024

Other Revenue — 0.4%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$180	$195,642
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	281,960

		$477,602

Special Tax Revenue — 16.2%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$1,850	$2,143,095
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	459,234
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	243,386
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,037,751
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	930,713
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/47	1,300	1,492,582
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/41	980	1,016,995
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,327,647
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,793,540
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/35	2,000	2,121,160
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	519,735
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,908,052
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47(1)	4,000	4,143,240

		$21,137,130

Transportation — 19.8%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,401,707
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,750	1,968,347
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,110,370

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$723,168
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,117,076
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,789,088
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	496,792
Metropolitan Transportation Authority, NY, 4.00%, 11/15/42	600	617,748
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	705,951
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,222,229
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,548,291
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	137,032
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,106,510
New Jersey Turnpike Authority, 4.00%, 1/1/43	3,500	3,614,590
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,165,958
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	350,863
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	90	95,690
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	154,167
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	230	244,541
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,298,774
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,629,750
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	286,706

		$25,785,348

Water and Sewer — 9.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,668,219
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	408,698
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	322,851
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,514,240
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank, N.A.), 1.54%, 6/15/49(2)	5,000	5,000,000

		$11,914,008

Total Tax-Exempt Investments — 154.6% (identified cost $190,279,211)		$200,874,729

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (30.7)%		$(39,863,455)

Other Assets, Less Liabilities — (23.9)%		$(31,055,649)

Net Assets Applicable to Common Shares — 100.0%		$129,955,625

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At June 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	19.3%
Others, representing less than 10% individually	80.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 29.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$200,874,729	$—	$200,874,729
Total Investments	$—	$200,874,729	$—	$200,874,729

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

In July 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Bond Fund (Municipal Bond Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of Municipal Bond Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018